Supplement to the
Fidelity® Series Government Bond Index Fund
October 30, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
XGB-PSTK-0125-100 1.9919400.100	January 31, 2025